Earnout Liability (Tables)	12 Months Ended
Dec. 31, 2024
Earnout Liability [Line Items]
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs

The following table summarizes the activity for the earnout liability, where fair value measurement is estimated utilizing Level 3 inputs:

Year ended December 31, 2024
U.S. dollars in thousands
Fair value at the beginning of the year	-
Initial recognition of earnout liability	(2,036)
Change in fair value of earnout liability	(377)
Fair value at the end of the year	(2,413)

Earnout Liability [Member]
Earnout Liability [Line Items]
Schedule of Fair Value of the Earnout Liability

The fair value of the earnout liability was computed using the following key assumptions:

December 31, 2024
Discount rate	20.7%-22.8%
Expected term (years)	1.00-1.50
Expected volatility	48.09%
Risk-free interest rate	4.16%